Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2025	2024
	£m	£m
Cash at bank	625	259
Short-term deposits	553	300
Cash and cash equivalents	1,178	559